FAIR VALUE MEASUREMENTS	6 Months Ended
Jun. 30, 2024
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS	FAIR VALUE MEASUREMENTS
The following table presents information about the Company’s financial instruments that are measured at fair value on a recurring basis by level within the fair value hierarchy:

	As of June 30, 2024
(In thousands of U.S. dollars)	Total	Quoted Prices in Active Market	Significant Other Observable Inputs	Significant Other Unobservable Inputs
Description		(Level 1)	(Level 2)	(Level 3)
Assets:
Interest rate collar	$172	$—	$172	$—
Liabilities:
Derivative warrant liabilities - Public	$3,149	$3,149	$—	$—
Derivative warrant liabilities - Private	$4,825	$—	$4,825	$—

	As of December 31, 2023
(In thousands of U.S. dollars)	Total	Quoted Prices in Active Market	Significant Other Observable Inputs	Significant Other Unobservable Inputs
Description		(Level 1)	(Level 2)	(Level 3)
Assets:
Interest rate collar	$61	$—	$61	$—
Liabilities:
Derivative warrant liabilities - Public	$11,155	$11,155	$—	$—
Derivative warrant liabilities - Private	$17,492	$—	$17,492	$—
Private derivative warrants are classified as Level 2 financial instruments. The fair value of the Level 2 Private Placement Warrant liabilities has been measured based on the fair value of Public Warrant liabilities. The interest rate collar has been measured at net present value by projecting future cash flows and discounting the future amounts to a present value using market-based observable inputs including interest rate curves and credit spreads.